Reconciliation of net cash flow to movement in net debt (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Net Debt

	2019	2018	2017
	£m	£m	£m
Net debt, as previously reported	(21,621)	(13,178)	(13,804)
Implementation of IFRS 16	(1,303)	—	—

Net debt at beginning of year, as adjusted	(22,924)	(13,178)	(13,804)
Increase/(decrease) in cash and bank overdrafts	826	479	(905)
Decrease in liquid investments	(1)	—	(4)
Net increase in long-term loans	(4,794)	(10,138)	(2,233)
Repayment of short-term Notes	4,160	2,067	2,636
(Increase in)/repayment of other short-term loans	(3,095)	(81)	564
Repayment of lease liabilities	214	28	23
De bt of subsidiary u ndertaking s ac quired	(524)	—	—
Exchange adjustments	1,015	(776)	585
Other non-cash movements	(92)	(22)	(40)

Movement in net debt	(2,291)	(8,443)	626

Net debt at end of year	(25,215)	(21,621)	(13,178)

Summary of Analysis of Changes in Net Debt

Analysis of changes in net d e bt	At 1 January 2019 £m	IFRS 16 Implement - ation £m	Exchange £m	Debt acquired £m	Other £m	Profit and loss £m	Reclass - ifications £m	Cash flow £m	At 31 December 2019 £m
Liquid investments	84	—	(6)	—	—	—	—	1	79

Cash and cash equivalents	3,874	—	(86)	—	—	—	(22)	941	4,707
Cash and cash equivalents – AHFS	485	—	—	—	—	—	22	—	507
Overdrafts	(272)	—	4	—	—	—	—	(115)	(383)

	4,087	—	(82)	—	—	—	—	826	4,831

Debt due within one year:
Commercial paper	(630)	—	109	—	—	—	—	(3,065)	(3,586)
European/US Medium Term Notes and bank facilities	(4,849)	—	233	(445)	(1)	—	(1,756)	4,160	(2,658)
Lease liabilities	(24)	(229)	4	(19)	5	—	(2)	25	(240)
Other	(18)	—	2	—	(5)	—	—	(30)	(51)

	(5,521)	(229)	348	(464)	(1)	—	(1,758)	1,090	(6,535)

Debt due after one year:
European/US Medium Term Notes and bank facilities	(20,227)	—	715	—	(3)	(27)	1,756	(4,794)	(22,580)
Lease liabilities	(44)	(1,074)	40	(60)	(101)	—	2	227	(1,010)

	(20,271)	(1,074)	755	(60)	(104)	(27)	1,758	(4,567)	(23,590)

Net debt	(21,621)	(1,303)	1,015	(524)	(105)	(27)	—	(2,650)	(25,215)
Analysis of changes in liabilities from financing activities
Debt due within one year	(5,521)	(229)	348	(464)	(1)	—	(1,758)	1,090	(6,535)
Debt due after one year	(20,271)	(1,074)	755	(60)	(104)	(27)	1,758	(4,567)	(23,590)
Hedge of borrowings:
Derivative financial instruments	129	—	(1)	—	188	21	—	(2)	335
Other financing items	—	—	(189)	—	—	—	—	189	—
Interest payable	(239)	—	1	—	(3)	(898)	—	895	(244)
Total liabilities from financing activities	(25,902)	(1,303)	914	(524)	80	(904)	—	(2,395)	(30,034)